Note 22 - Discontinued Operation - Financial Performance (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Revenues	$ 22,448	$ 23,975	$ 33,129
Other income	662	960	432
Profit before income tax	(22,912)	(8,165)	(4,080)
Income tax expense	(1,968)	(138)	742
Loss from discontinued operations	(625)	69	(281)
Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Revenues	15,168	16,436	14,857
Other income	324	552	292
Expenses	16,266	16,895	15,459
Profit before income tax	(774)	92	(310)
Income tax expense	149	(23)	29
Loss from discontinued operations	(625)	69	(281)
Net cash inflow/(outflow) from operating activities	(625)	69	(281)
Net cash inflow/(outflow) from investing activities	0	0	0
Net cash inflow/(outflow) from financing activities	0	0	0
Net (decrease)/increase in cash generated by subsidiary	$ (625)	$ 69	$ (281)